Notes Payable (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 14, 2017	Nov. 29, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Promissory note							$ 1,000,000
Interest rate							8.00%
Accrued interest expense			$ 131,850	$ 32,362	$ 131,850	$ 32,362
Repayment of promissory note							$ 1,175,000
Promissory notes description							On 12 November 2018 the notes were amended such that $1,175,000 was repaid and the balance of $1,000,000 would be due on 14 February 2019. As the balance was not repaid on 14 February 2019, interest commenced accruing at 8% per annum and the principal plus interest is to be repaid on the earlier of i) 12 months from due date or ii) within 10 business days of closing a financing greater than $5,000,000. During the year ended 31 July 2019
Common stock share issued			101,853,217		101,853,217		97,279,891	47,774,817
Deferred finance costs					$ (822,494)		$ 822,494	$ 0
Early Repayment penalty							200,000	0
Accrued interest						176,090
Accretion expense						$ 176,090	98,392	0
Australis
Promissory note		$ 4,000,000
Interest rate		15.00%
Accrued interest expense							1,118,051
Maturity terms		2 years
Common stock share issued		1,105,083
Early Repayment penalty					$ 200,000
Prepayment Penalty							200,000
Notes payable
Accrued interest expense							$ 24,443	$ 277,219
TI Nevada
Promissory note	$ 500,000
NMG
Promissory note	$ 2,175,000
Present value factor	12.00%
Present value of promissory note	$ 1,887,863
Debt in default, interest rate description	Any unpaid amounts at maturity will bear interest at a rate of 10% per annum.